SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR (Details) - Customer Concentration Risk [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk	96.00%	44.00%	59.00%	(0.00%)
Customer A [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable	$ 18,715		$ 14,338
Customer B [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk	(0.00%)	28.00%	11.00%	(0.00%)
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable
Customer C [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk		20.00%		64.00%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable
Customer D [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Sales concentration and credit risk				18.00%
Customer D [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable